Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of inventories [line items]
Inventories	$ 1,546	[1]	$ 1,683	[1]	$ 1,738	[1]	$ 1,500
Finished goods [Member]
Disclosure of inventories [line items]
Inventories	925		1,052		1,144
Crude oil and natural gas [member]
Disclosure of inventories [line items]
Inventories	456		507		449
Products in process [member]
Disclosure of inventories [line items]
Inventories	49		45		51
Raw materials, packaging materials and others [member]
Disclosure of inventories [line items]
Inventories	$ 116		$ 79		$ 94

[1]	As of December 31, 2024, 2023 and 2022, the carrying amount of inventories does not exceed their net realizable value.